UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)

(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST
					Schedule of Investments
					September 30, 2019 (Unaudited)
Shares/Principal Amount			Basis	Market Value	% of Assets

COMMON STOCKS

Banks & Thrifts
17,807	Hope Bancorp, Inc.		65,849	255,352	0.81%

Conglomerate
3,255	Regency Affiliates, Inc.		12,760	21,809	0.07%

Construction & Fabrication
191,411	Gulf Island Fabrication, Inc. *		1,313,855	1,024,049
734,290	Williams Industrial Services Group, Inc. *		1,251,727	1,431,865
			2,565,582	2,455,914	7.80%
Energy
29,000	Diamond Offshore Drilling, Inc. *		339,056	161,240
265,619	Era Group, Inc. *		2,381,169	2,804,937
500	Permrock Royalty Trust		6,132	4,025
86,714	Permian Basin Royalty Trust		492,192	450,046
211,242	San Juan Royalty Trust *		848,943	637,951
59,004	Seacor Marine Holdings, Inc. *		715,649	741,680
			4,783,141	4,799,879	15.24%
Financial Services
54,289	BKF Capital Group, Inc. (a) *		976,353	678,612
34,607	SWK Holdings Corp. *		287,815	444,700
			1,264,168	1,123,312	3.57%
Footwear & Accessories
27,105	Weyco Group, Inc.		671,962	612,844	1.95%

Furniture & Fixtures
6,136	Flexsteel Industries, Inc.		405,030	387,335	1.23%

Industrial Metals & Minerals
45,953	Friedman Industries, Inc.		256,265	298,235
5,000	Twin Disc, Inc. *		51,242	52,950
			307,507	351,185	1.11%
Insurance
89,417	Atlas Financial Holdings, Inc. *		199,881	33,960
110,311	First Acceptance Corp. *		91,075	97,074
30,000	Genworth Financial, Inc. *		87,875	132,000
11,863	Independence Holding Co. *		50,576	457,793
6,233	Kansas City Life Insurance Co.		239,205	203,258
35,375	National Security Group, Inc.		281,745	381,604
			950,357	1,305,689	4.14%
Oil & Gas Services and Equipment
2,200	RPC, Inc. *		133,754	123,420	0.39%

Power Equipment
91,251	LSI Industries, Inc.		321,402	476,330
16,731	Powell Industries, Inc.		386,262	655,019
			707,664	1,131,349	3.59%
Real Estate
17,407	Getty Realty Corp.		221,221	558,068	1.77%

Retail
30,035	The Buckle, Inc.		467,450	618,721	1.96%

Security Services
63,921	Costar Technologies, Inc. *		453,999	639,204	2.03%

Transportation
263,059	Dorian LPG Ltd. *		1,825,101	2,725,291
77,728	Freight Car America, Inc. *		631,276	376,982
			2,456,377	3,102,273	9.85%

Total for Common Stock			$ 15,466,821	$ 17,486,354	55.51%

Closed-End & Exchange Traded Funds
4,378	Barings Participation Investor		56,770	76,273
29,200	Sprott Gold Miners ETF *		551,481	668,680
20,200	Sprott Junior Gold Miners ETF *		588,824	618,908
Total for Closed-End & Exchange Traded Funds			$ 1,197,075	$ 1,363,861	4.33%

Warrants
13,355	Tidewater, Inc. New Warrant A		94,078	19,365
14,438	Tidewater, Inc. New Warrant B		84,269	22,234
9,414	Tidewater, Inc. New Warrant		18,035	7,061	0.02%
Total For Warrants			$ 196,382	$ 48,660	0.15%

Short Term Investments
Money Market Fund
12,356,100	First American Government Obligation Fund Class Z 1.82% **		12,356,100	12,356,100
1,000,000	Invesco Liquid Assets Portfolio 1.83% **		1,000,000	1,000,000
Total for Short Term Investments			$ 13,356,100	$ 13,356,100	42.40%

Total Investments ***			$ 30,216,379	$ 32,254,975	102.38%

Liabilities In Excess of Other Assets				(751,151)	-2.38%

Net Assets				$ 31,503,824	100.00%

(a) Level 2 Security
* Non-Income producing securities.
** Dividend Yield

***At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $30,216,379 amounted to $2,038,596, which consisted of aggregate gross unrealized appreciation of $3,925,692 and aggregate gross unrealized depreciation of $1,887,096.

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $30,216,379 amounted to $2,038,596, which consisted of aggregate gross unrealized appreciation of $3,925,692 and aggregate gross unrealized depreciation of $1,887,096.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Equity (a)		$ 17,486,354	$0	$0	$ 17,486,354
Closed-end & Exchange Traded Funds		$ 1,363,861	$0	$0	$ 1,363,861
Warrants		$ 48,660	$0	$0	$ 48,660
Money Market Funds		$ 13,356,100	$0	$0	$ 13,356,100
Investments at Market		$ 32,254,975	$0	$0	$ 32,254,975

(a) See Schedule of Investments for industry breakout.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date October 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date October 8, 2019

* Print the name and title of each signing officer under his or her signature.